Eaton Vance

Hexavest Global Equity Fund

April 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 88.0%

Security	Shares	Value
Australia — 3.1%
AGL Energy, Ltd.	3,011	$33,046
APA Group	3,624	25,607
ASX, Ltd.	242	12,759
Australia and New Zealand Banking Group, Ltd.	1,184	12,861
BHP Group, Ltd.	1,307	26,681
Coles Group, Ltd.	2,473	24,799
Commonwealth Bank of Australia	1,019	41,164
CSL, Ltd.	345	68,768
Dexus	4,102	24,351
Fortescue Metals Group, Ltd.	4,396	33,595
Goodman Group	2,414	20,561
Newcrest Mining, Ltd.	2,929	53,083
REA Group, Ltd.(1)	346	19,798
Rio Tinto, Ltd.	543	30,604
Sonic Healthcare, Ltd.	968	17,095
South32, Ltd.	18,171	22,853
Telstra Corp., Ltd.	14,620	28,761
Treasury Wine Estates, Ltd.	1,863	12,254
Westpac Banking Corp.	1,217	12,662
Woolworths Group, Ltd.	713	16,500

		$537,802

Belgium — 0.5%
Anheuser-Busch InBev S.A./NV	402	$18,721
Colruyt S.A.	138	8,271
KBC Group NV	296	16,055
UCB S.A.	446	40,871

		$83,918

Canada — 8.9%
Agnico Eagle Mines, Ltd.	3,652	$213,382
B2Gold Corp.(1)	55,069	278,649
Barrick Gold Corp.	11,640	299,624
First Quantum Minerals, Ltd.	4,730	28,884
Franco-Nevada Corp.	1,017	134,553
Loblaw Cos., Ltd.	1,322	65,058
Lundin Mining Corp.	8,319	40,760
Metro, Inc.	1,463	60,193
Nutrien, Ltd.	1,383	49,390
Royal Bank of Canada	789	48,538
Toronto-Dominion Bank (The)(1)	1,049	43,830
Yamana Gold, Inc.	61,907	289,725

		$1,552,586

Security	Shares	Value
Denmark — 1.1%
AP Moller—Maersk A/S, Class B	33	$32,843
Coloplast A/S, Class B	297	46,844
Novo Nordisk A/S, Class B	1,679	107,104

		$186,791

Finland — 0.2%
Kone Oyj, Class B	476	$28,824

		$28,824

France — 2.0%
Air Liquide S.A.	202	$25,665
AXA S.A.	548	9,741
BNP Paribas S.A.	549	17,248
Carrefour S.A.(1)	1,943	28,856
Cie de Saint-Gobain	1,086	28,896
Danone S.A.	800	55,758
Kering	26	13,226
L’Oreal S.A.	190	55,241
LVMH Moet Hennessy Louis Vuitton SE	47	18,170
Peugeot S.A.	968	13,722
Renault S.A.	622	12,256
Sanofi	453	44,246
Vinci S.A.	324	26,543

		$349,568

Germany — 2.1%
adidas AG	91	$20,833
Allianz SE	73	13,434
BASF SE	432	22,108
Bayerische Motoren Werke AG	229	13,471
Beiersdorf AG	270	28,250
Daimler AG	497	16,999
Deutsche Telekom AG	2,337	34,166
E.ON SE	2,172	21,757
Fresenius Medical Care AG & Co. KGaA	551	43,182
Hochtief AG	140	10,955
Merck KGaA	232	26,926
RWE AG	1,159	33,342
SAP SE	362	43,117
Siemens AG	397	36,636
Volkswagen AG, PFC Shares	85	11,826

		$377,002

Hong Kong — 2.1%
AIA Group, Ltd.	7,902	$72,523
CK Asset Holdings, Ltd.	3,730	23,569
CK Hutchison Holdings, Ltd.	2,000	14,824
CK Infrastructure Holdings, Ltd.	1,656	9,837
CLP Holdings, Ltd.	3,000	32,112
Galaxy Entertainment Group, Ltd.	5,000	32,158
Hang Seng Bank, Ltd.	800	13,992
Hong Kong & China Gas Co., Ltd.	14,000	25,091
Hong Kong Exchanges & Clearing, Ltd.	700	22,443
Link REIT	1,000	8,914

Security	Shares	Value
Melco Resorts & Entertainment, Ltd. ADR	1,460	$23,097
Power Assets Holdings, Ltd.	2,500	16,751
Sands China, Ltd.	4,000	16,194
SJM Holdings, Ltd.	24,000	23,696
Sun Hung Kai Properties, Ltd.	1,000	13,674
WH Group, Ltd.(2)	27,308	26,045

		$374,920

Ireland — 0.8%
Aon PLC	431	$74,421
Linde PLC	118	21,711
Trane Technologies PLC	479	41,874

		$138,006

Italy — 0.3%
Enel SpA	6,279	$42,888
Intesa Sanpaolo SpA	9,235	14,421

		$57,309

Japan — 7.1%
Ajinomoto Co., Inc.	1,300	$23,154
Astellas Pharma, Inc.	2,200	36,386
Bridgestone Corp.(1)	500	15,564
Calbee, Inc.	100	3,026
Chubu Electric Power Co., Inc.	2,000	27,048
Chugai Pharmaceutical Co., Ltd.	200	23,840
Daifuku Co., Ltd.	100	6,998
Daito Trust Construction Co., Ltd.	200	19,017
FamilyMart Co., Ltd.	1,200	20,349
FUJIFILM Holdings Corp.(1)	500	23,816
Honda Motor Co., Ltd.	200	4,857
Hoya Corp.	300	27,358
ITOCHU Corp.	1,800	35,289
Kao Corp.	400	30,847
KDDI Corp.	700	20,275
Kose Corp.	200	25,003
MINEBEA MITSUMI, Inc.	800	13,007
Mitsubishi Corp.	1,100	23,329
Mitsubishi Electric Corp.	1,700	20,918
Mitsubishi UFJ Financial Group, Inc.	2,200	8,888
MonotaRO Co., Ltd.	300	9,640
Murata Manufacturing Co., Ltd.	500	28,174
Nintendo Co., Ltd.	100	41,292
Nissin Foods Holdings Co., Ltd.	300	24,661
NTT DOCOMO, Inc.(1)	600	17,683
Obayashi Corp.	3,300	28,844
Ono Pharmaceutical Co., Ltd.	1,400	33,729
ORIX Corp.	1,850	21,770
Otsuka Corp.	300	13,583
Pola Orbis Holdings, Inc.(1)	600	10,707
Qol Holdings Co., Ltd.	647	7,153
Rakuten, Inc.(1)	3,100	26,286
Santen Pharmaceutical Co., Ltd.	1,600	28,323
Seven & i Holdings Co., Ltd.	900	29,805
Shin-Etsu Chemical Co., Ltd.	200	22,060
Shiseido Co., Ltd.	400	23,517

Security	Shares	Value
Softbank Corp.	900	$12,256
Sony Corp.(1)	300	19,306
Sumitomo Dainippon Pharma Co., Ltd.(1)	600	8,301
Sumitomo Realty & Development Co., Ltd.	800	21,426
Sundrug Co., Ltd.	700	23,967
Suzuken Co., Ltd.	700	26,977
Suzuki Motor Corp.	800	25,532
Sysmex Corp.	300	20,726
Taiheiyo Cement Corp.	900	17,668
Takeda Pharmaceutical Co., Ltd.	700	25,243
Terumo Corp.(1)	800	26,546
Tokio Marine Holdings, Inc.	500	23,458
Tokyo Gas Co., Ltd.	1,200	26,335
Toyo Suisan Kaisha, Ltd.	500	24,044
Toyota Industries Corp.	300	15,100
Toyota Motor Corp.(1)	500	30,914
Toyota Tsusho Corp.	750	17,853
Tsuruha Holdings, Inc.	200	26,817
Yakult Honsha Co., Ltd.	300	17,427
Yamaha Corp.	400	16,146
Z Holdings Corp.	9,900	38,207

		$1,240,445

Luxembourg — 0.1%
ArcelorMittal S.A.	1,833	$20,022

		$20,022

Netherlands — 0.9%
Akzo Nobel NV(1)	309	$23,450
ASML Holding NV	124	36,219
Heineken NV(1)	397	33,790
ING Groep NV	868	4,863
Koninklijke Ahold Delhaize NV	1,182	28,699
Unilever NV	811	40,387

		$167,408

New Zealand — 0.1%
a2 Milk Co., Ltd.(3)	1,131	$13,461
Fisher & Paykel Healthcare Corp., Ltd.	699	11,678

		$25,139

Norway — 0.2%
DNB ASA	838	$10,146
Telenor ASA	1,598	24,512

		$34,658

Singapore — 0.8%
Ascendas Real Estate Investment Trust	6,000	$12,548
CapitaLand, Ltd.	11,000	23,339
DBS Group Holdings, Ltd.	2,000	28,158
Oversea-Chinese Banking Corp., Ltd.	5,000	31,902
Singapore Telecommunications, Ltd.	12,000	23,717
United Overseas Bank, Ltd.	1,000	14,289

		$133,953

Security	Shares	Value
Spain — 0.7%
ACS Actividades de Construccion y Servicios S.A.	457	$11,428
Iberdrola S.A.	3,945	39,244
Industria de Diseno Textil S.A.	711	18,211
Mapfre S.A.	6,829	12,531
Red Electrica Corp. S.A.	743	13,078
Telefonica S.A.	4,853	22,190

		$116,682

Sweden — 0.3%
Essity AB, Class B(3)	449	$14,544
ICA Gruppen AB(1)	204	8,926
Skanska AB, Class B(3)	1,393	26,503
Telia Co. AB	3,105	10,796

		$60,769

Switzerland — 2.3%
Alcon, Inc.(3)	297	$15,675
Barry Callebaut AG	9	17,622
Nestle S.A.	545	57,721
Novartis AG	824	70,319
Partners Group Holding AG	24	18,913
Roche Holding AG	213	73,761
Schindler Holding AG PC	112	24,926
Sonova Holding AG	97	17,520
TE Connectivity, Ltd.	1,179	86,609
Zurich Insurance Group AG	39	12,365

		$395,431

United Kingdom — 4.5%
Anglo American PLC	1,379	$24,526
Antofagasta PLC	2,500	25,600
Associated British Foods PLC	1,649	39,146
AstraZeneca PLC	697	72,901
Barratt Developments PLC(3)	3,296	21,488
Berkeley Group Holdings PLC	337	17,690
BHP Group PLC	1,304	21,888
BT Group PLC	15,044	21,927
Diageo PLC	387	13,324
Direct Line Insurance Group PLC(3)	2,989	10,184
GlaxoSmithKline PLC	4,360	90,961
J Sainsbury PLC	10,101	25,139
Lloyds Banking Group PLC	35,642	14,421
London Stock Exchange Group PLC	139	13,010
National Grid PLC	3,625	42,480
Persimmon PLC	683	18,923
Reckitt Benckiser Group PLC	741	61,725
RELX PLC	1,056	23,825
Rio Tinto PLC	96	4,456
Royal Bank of Scotland Group PLC(3)	10,880	15,179
RSA Insurance Group PLC(3)	3,849	17,444
Severn Trent PLC	598	17,945
Smith & Nephew PLC	879	17,201
Taylor Wimpey PLC	12,162	22,461

Security	Shares	Value
Tesco PLC	10,818	$31,998
Unilever PLC	1,046	53,861
Vodafone Group PLC	24,475	34,526
WM Morrison Supermarkets PLC	8,480	19,488

		$793,717

United States — 49.9%
Abbott Laboratories	1,170	$107,745
AbbVie, Inc.	834	68,555
Accenture PLC, Class A	627	116,114
Adobe, Inc.(3)	169	59,765
AES Corp. (The)	1,616	21,412
Agilent Technologies, Inc.	1,034	79,266
Allstate Corp. (The)	247	25,125
Alphabet, Inc., Class A(3)	130	175,071
Alphabet, Inc., Class C(3)	91	122,728
Amazon.com, Inc.(3)	151	373,574
Ameren Corp.	307	22,334
Amgen, Inc.	394	94,253
Apple, Inc.	514	151,013
Arthur J. Gallagher & Co.	282	22,137
AT&T, Inc.	3,303	100,642
AvalonBay Communities, Inc.	178	29,005
Bank of America Corp.	2,339	56,253
Biogen, Inc.(3)	260	77,176
Bristol-Myers Squibb Co.	2,365	143,816
Broadcom, Inc.	422	114,624
Bunge, Ltd.	634	25,151
CBRE Group, Inc., Class A(3)	756	32,455
Celanese Corp.	373	30,985
Centene Corp.(3)	1,076	71,640
Church & Dwight Co., Inc.	805	56,342
Cigna Corp.	334	65,391
Cisco Systems, Inc.	3,918	166,045
CMS Energy Corp.	368	21,009
Coca-Cola Co. (The)	2,558	117,387
Colgate-Palmolive Co.	1,050	73,783
Comcast Corp., Class A	3,375	127,001
Conagra Brands, Inc.	1,303	43,572
Constellation Brands, Inc., Class A	358	58,959
Corteva, Inc.	1,473	38,578
Costar Group, Inc.(3)	63	40,840
Costco Wholesale Corp.	389	117,867
CVS Health Corp.	877	53,979
D.R. Horton, Inc.	1,814	85,657
DaVita, Inc.(3)	533	42,112
Dollar General Corp.	483	84,670
DTE Energy Co.	374	38,799
Duke Energy Corp.	470	39,790
DuPont de Nemours, Inc.	857	40,296
Eastman Chemical Co.	587	35,519
Electronic Arts, Inc.(3)	499	57,016
Eli Lilly & Co.	688	106,392

Security	Shares	Value
Essex Property Trust, Inc.	115	$28,072
Evergy, Inc.	414	24,190
Eversource Energy	296	23,887
Exelon Corp.	1,079	40,009
Facebook, Inc., Class A(3)	773	158,241
Fastenal Co.	230	8,331
Fortinet, Inc.(3)	673	72,509
Fortune Brands Home & Security, Inc.	585	28,197
Freeport-McMoRan, Inc.	10,598	93,580
General Mills, Inc.	793	47,493
Hershey Co. (The)	428	56,680
Home Depot, Inc. (The)	532	116,950
Honeywell International, Inc.	279	39,590
Humana, Inc.	202	77,128
Illinois Tool Works, Inc.	216	35,100
Intel Corp.	2,270	136,155
Intercontinental Exchange, Inc.	752	67,266
Johnson & Johnson	1,556	233,462
JPMorgan Chase & Co.	660	63,202
Keysight Technologies, Inc.(3)	770	74,513
Kroger Co. (The)	850	26,869
Laboratory Corp. of America Holdings(3)	400	65,780
Lamb Weston Holdings, Inc.	325	19,942
Lennar Corp., Class A	1,583	79,261
Lockheed Martin Corp.	113	43,964
Lowe’s Cos., Inc.	738	77,305
Masco Corp.	1,082	44,405
Mastercard, Inc., Class A	369	101,464
McCormick & Co., Inc.	163	25,565
McDonald’s Corp.	379	71,085
Medtronic PLC	926	90,405
Merck & Co., Inc.	1,660	131,704
Micron Technology, Inc.(3)	1,895	90,752
Microsoft Corp.	2,002	358,778
Mid-America Apartment Communities, Inc.	237	26,525
Mondelez International, Inc., Class A	1,851	95,215
NetApp, Inc.	1,189	52,043
Newmont Corp.	4,624	275,036
NextEra Energy, Inc.	179	41,370
NVIDIA Corp.	89	26,013
Oracle Corp.	2,328	123,314
PepsiCo, Inc.	901	119,193
Pfizer, Inc.	3,947	151,407
Procter & Gamble Co. (The)	863	101,722
PulteGroup, Inc.	1,800	50,886
Quest Diagnostics, Inc.	491	54,064
Raytheon Technologies Corp.	476	30,850
Regeneron Pharmaceuticals, Inc.(3)	129	67,839
Ross Stores, Inc.	688	62,856
salesforce.com, Inc.(3)	249	40,326
ServiceNow, Inc.(3)	69	24,256
Southern Co. (The)	766	43,455
Starbucks Corp.	1,068	81,948

Security	Shares	Value
Target Corp.	868	$95,254
Teledyne Technologies, Inc.(3)	90	29,310
TransUnion	109	8,588
United Parcel Service, Inc., Class B	412	39,000
UnitedHealth Group, Inc.	408	119,328
Verizon Communications, Inc.	3,164	181,772
W.W. Grainger, Inc.	117	32,243
Walmart, Inc.	1,553	188,767
Walt Disney Co. (The)	1,135	122,750
Xcel Energy, Inc.	621	39,471
Xylem, Inc.	508	36,525
Zoetis, Inc.	734	94,914

		$8,739,917

Total Common Stocks (identified cost $13,750,706)		$15,414,867

Short-Term Investments — 10.7%

Description	Shares/Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.47%(4)	1,358,591	$1,358,591
State Street Navigator Securities Lending Government Money Market Portfolio, 0.19%(5)	512,696	512,696

Total Short-Term Investments (identified cost $1,871,045)		$1,871,287

Total Investments — 98.7% (identified cost $15,621,751)		$17,286,154

Other Assets, Less Liabilities — 1.3%		$223,870

Net Assets — 100.0%		$17,510,024

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

All or a portion of this security was on loan at April 30, 2020. The aggregate market value of securities on loan at April 30, 2020 was $552,818 and the total market value of the collateral received by the Fund was $594,175, comprised of cash of $512,696 and U.S. government and/or agencies securities of $81,479.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $26,045 or 0.1% of the Fund’s net assets.

(3)	Non-income producing security.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

(5)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Health Care	17.2%	$3,018,837
Consumer Staples	13.3	2,324,761
Materials	12.8	2,244,931
Information Technology	11.1	1,939,202
Consumer Discretionary	9.4	1,647,572
Communication Services	8.0	1,395,327
Financials	5.2	917,596
Industrials	5.0	880,898
Utilities	4.4	762,287
Real Estate	1.6	283,456
Short-Term Investments	10.7	1,871,287

Total Investments	98.7%	$17,286,154

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	96,119	USD	59,174	State Street Bank and Trust Company	6/17/20	$3,470	$—
CAD	206,708	USD	143,706	State Street Bank and Trust Company	6/17/20	4,811	—
CAD	101,514	USD	69,882	State Street Bank and Trust Company	6/17/20	3,054	—
CAD	80,061	USD	56,774	State Street Bank and Trust Company	6/17/20	749	—
CAD	57,197	USD	41,257	State Street Bank and Trust Company	6/17/20	—	(162)
CAD	203,658	USD	147,197	State Street Bank and Trust Company	6/17/20	—	(873)
CHF	358,346	USD	370,741	State Street Bank and Trust Company	6/17/20	951	—
CHF	149,401	USD	158,691	State Street Bank and Trust Company	6/17/20	—	(3,725)
EUR	63,051	USD	68,910	State Street Bank and Trust Company	6/17/20	243	—
EUR	105,681	USD	117,136	State Street Bank and Trust Company	6/17/20	—	(1,227)
EUR	62,251	USD	69,976	State Street Bank and Trust Company	6/17/20	—	(1,700)
EUR	243,801	USD	274,008	State Street Bank and Trust Company	6/17/20	—	(6,610)
EUR	1,665,562	USD	1,868,045	State Street Bank and Trust Company	6/17/20	—	(41,279)
GBP	569,698	USD	671,817	State Street Bank and Trust Company	6/17/20	45,848	—
GBP	73,035	USD	87,014	State Street Bank and Trust Company	6/17/20	4,990	—
GBP	85,107	USD	104,054	State Street Bank and Trust Company	6/17/20	3,157	—
HKD	470,459	USD	60,630	State Street Bank and Trust Company	6/17/20	19	—
HKD	327,241	USD	42,172	State Street Bank and Trust Company	6/17/20	15	—
JPY	15,196,393	USD	137,339	State Street Bank and Trust Company	6/17/20	4,349	—
JPY	6,683,998	USD	61,807	State Street Bank and Trust Company	6/17/20	513	—
JPY	39,926,776	USD	371,801	State Street Bank and Trust Company	6/17/20	467	—
JPY	5,134,092	USD	47,954	State Street Bank and Trust Company	6/17/20	—	(85)
JPY	14,030,380	USD	133,407	State Street Bank and Trust Company	6/17/20	—	(2,591)
JPY	142,789,409	USD	1,365,818	State Street Bank and Trust Company	6/17/20	—	(34,481)
SEK	672,353	USD	69,087	State Street Bank and Trust Company	6/17/20	—	(140)
USD	40,736	AUD	64,328	State Street Bank and Trust Company	6/17/20	—	(1,189)
USD	72,515	AUD	120,693	State Street Bank and Trust Company	6/17/20	—	(6,146)
USD	400,623	AUD	667,140	State Street Bank and Trust Company	6/17/20	—	(34,176)
USD	1,235,005	CAD	1,704,739	State Street Bank and Trust Company	6/17/20	10,180	—
USD	79,101	CAD	109,988	State Street Bank and Trust Company	6/17/20	77	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	110,667	CAD	154,532	State Street Bank and Trust Company	6/17/20	$—	$(362)
USD	102,459	CAD	144,569	State Street Bank and Trust Company	6/17/20	—	(1,411)
USD	158,299	CAD	229,398	State Street Bank and Trust Company	6/17/20	—	(6,520)
USD	314,215	CAD	450,740	State Street Bank and Trust Company	6/17/20	—	(9,633)
USD	34,718	DKK	231,141	State Street Bank and Trust Company	6/17/20	744	—
USD	183,004	EUR	164,631	State Street Bank and Trust Company	6/17/20	2,439	—
USD	198,079	EUR	179,102	State Street Bank and Trust Company	6/17/20	1,643	—
USD	58,497	EUR	53,732	State Street Bank and Trust Company	6/17/20	—	(435)
USD	62,991	EUR	57,951	State Street Bank and Trust Company	6/17/20	—	(569)
USD	286,970	EUR	265,488	State Street Bank and Trust Company	6/17/20	—	(4,214)
USD	727,822	EUR	678,508	State Street Bank and Trust Company	6/17/20	—	(16,356)
USD	160,088	GBP	126,623	State Street Bank and Trust Company	6/17/20	578	—
USD	54,735	GBP	47,622	State Street Bank and Trust Company	6/17/20	—	(5,255)
USD	317,694	GBP	257,034	State Street Bank and Trust Company	6/17/20	—	(6,099)
USD	356,529	GBP	288,489	State Street Bank and Trust Company	6/17/20	—	(6,888)
USD	81,812	HKD	634,386	State Street Bank and Trust Company	6/17/20	31	—
USD	61,740	HKD	479,001	State Street Bank and Trust Company	6/17/20	—	(10)
USD	362,942	HKD	2,824,920	State Street Bank and Trust Company	6/17/20	—	(1,230)
USD	80,046	JPY	8,677,865	State Street Bank and Trust Company	6/17/20	—	(864)
USD	154,701	JPY	16,692,188	State Street Bank and Trust Company	6/17/20	—	(934)
USD	186,618	JPY	20,688,056	State Street Bank and Trust Company	6/17/20	—	(6,273)
USD	129,124	SGD	181,661	State Street Bank and Trust Company	6/17/20	276	—
BRL	316,453	USD	61,692	State Street Bank and Trust Company	6/23/20	—	(3,709)
CNY	463,782	USD	65,028	State Street Bank and Trust Company	6/23/20	470	—
KRW	159,382,179	USD	127,028	State Street Bank and Trust Company	6/23/20	4,268	—
USD	55,832	BRL	316,453	State Street Bank and Trust Company	6/23/20	—	(2,151)
USD	239,511	CNY	1,698,615	State Street Bank and Trust Company	6/23/20	—	(378)
USD	127,536	KRW	159,382,179	State Street Bank and Trust Company	6/23/20	—	(3,759)

						$93,342	$(211,434)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
FTSE China A50 Index	10	Long	5/28/20	$133,798	$3,072
MSCI Emerging Markets Index	10	Long	6/19/20	452,950	55,423

					$58,495

Abbreviations:

ADR	-	American Depositary Receipt
PC	-	Participation Certificate
PFC Shares	-	Preference Shares

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CNY	-	Yuan Renminbi

DKK	-	Danish Krone

EUR	-	Euro

GBP	-	British Pound Sterling

HKD	-	Hong Kong Dollar

JPY	-	Japanese Yen

KRW	-	South Korean Won

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

USD	-	United States Dollar

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

At April 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

At April 30, 2020, the value of the Fund’s investment in affiliated funds was $1,358,591, which represents 7.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$942,225	$24,768,812	$(24,352,582)	$(83)	$219	$1,358,591	$26,708	1,358,591

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$23,097	$2,289,162	$—	$2,312,259
Developed Europe	224,615	2,585,490	—	2,810,105
North America	10,292,503	—	—	10,292,503
Total Common Stocks	$10,540,215	$4,874,652 *	$—	$15,414,867
Short-Term Investments	$512,696	$1,358,591	$—	$1,871,287
Total Investments	$11,052,911	$6,233,243	$—	$17,286,154
Forward Foreign Currency Exchange Contracts	$—	$93,342	$—	$93,342
Futures Contracts	55,423	3,072	—	58,495
Total	$11,108,334	$6,329,657	$—	$17,437,991

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(211,434)	$—	$(211,434)
Total	$—	$(211,434)	$—	$(211,434)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.